Employee Benefit Plans - Accumulated and Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee Benefit Plans
Prior service costs	$ (128)	$ (207)
Net accumulated actuarial net loss	(3,219)	(3,796)
Accumulated other comprehensive loss	(3,347)	(4,003)
Net periodic benefit cost in excess of cumulative employer contributions	(3,873)	(3,944)
Net amount recognized at December 31, balance sheet	(7,220)	(7,947)
Net gain (loss) arising during period	436	(1,085)
Prior service cost amortization	79	79
Amortization of net actuarial loss	140	11
Total recognized in other comprehensive loss	655	(995)
Total recognized in net periodic pension cost and other comprehensive income	$ 1,073	$ 2,398